PROPERTY, EQUIPMENT AND SOFTWARE (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY, EQUIPMENT AND SOFTWARE

As of December 31, 2023 and 2022, property, equipment and software consist of:

	December 31,
	2023	2022
Office buildings	$4,300,780	$4,053,815
Electronic equipment, furniture and fixtures	3,281,359	2,222,712
Media display equipment	1,081,589	1,111,450
Leasehold improvement	-	39,738
Purchased software	5,815,297	5,935,931
	14,479,025	13,363,646
Less: accumulated depreciation	(7,801,541)	(5,529,744)
Property, equipment and software, net	$6,677,484	$7,833,902